                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05654

Morgan Stanley Quality Income Trust
                  (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                  (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                      (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2003

Date of reporting period: August 31, 2003


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Quality Income Trust performed during the annual period. We will provide an overview of the market conditions and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.


This material must be preceded or accompanied by a prospectus for the Fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report

For the year ended August 31, 2003

AVERAGE ANNUAL TOTAL RETURN FOR THE 12 MONTHS ENDED AUGUST 31, 2003

                                               LEHMAN BROTHERS            LIPPER
                                                  INTERMEDIATE      INTERMEDIATE
                                              U.S. GOVERNMENT/        INVESTMENT
                                                        CREDIT        GRADE DEBT
  CLASS A    CLASS B    CLASS C    CLASS D            INDEX(1)    FUNDS INDEX(2)
     2.17%      1.63%      1.74%      2.39%               5.25%             5.38%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE TOTAL RETURN FIGURES SHOWN ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NO REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. IF SALES CHARGES WERE INCLUDED, RETURNS WOULD BE LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

The 12-month period ended August 31, 2003, was a remarkable period for the fixed-income markets. Driven by a combination of accommodative Federal Reserve Bank policy and volatile equity markets, bonds enjoyed a rally that took interest rates across the curve to record or near-record lows. Some segments of the yield curve reached levels not seen in more than four decades.

The bond bull market ended when yields reversed course in June. Investors became more attuned to signs of growth in the economy and the equity market, and their departure from bonds (coupled with selling activity by mortgage investors) helped to drive interest rates up rapidly. In July, the 10-year Treasury bond experienced its worst one-month performance in more than 20 years.

The environment for U.S. investment-grade corporate bonds was largely constructive during the period. Corporate bonds entered the period with unusually wide yield spreads following a series of accounting scandals and several quarters of weak corporate financial results. These low valuations, along with expectations of economic recovery and signs of improved corporate profits, drew investors to the corporate market. Spreads had narrowed considerably by the end of the period, though they remained somewhat wide by historical standards. The strongest returns were earned by sectors that were most heavily out of favor during the preceding year. Similarly, lower-quality bonds generally outperformed their more conservative peers.

PERFORMANCE ANALYSIS

On April 22, 2003, the Fund changed its name from Morgan Stanley Intermediate Income Securities to Morgan Stanley Quality Income Trust, reflecting a repositioning of its focus to corporate debt securities with a wide range of maturities. Prior to May, the Fund was invested across the various short- and intermediate-term investment-grade sectors of the fixed income market. This transition was a key driver of the Fund's performance during the period. The Fund's diversified sector exposure prior to its changeover limited its participation in the corporate sector's strong performance, though it did benefit from greater exposure after May.

With rates at historically low levels, our analysis indicated that the Treasury yield curve appeared to be priced as if the U.S. economy would remain well below full employment level for five years, and somewhat below full employment for a decade. We believed this assessment to be unduly pessimistic in light of the potential for the economy's return to positive growth. Given that such a return would be likely to result in interest rates rising, we kept the Fund's interest-rate sensitivity below that of its benchmark. We retained this stance through the Fund's transition to its new focus.

  PORTFOLIO COMPOSITION

  CORPORATE BONDS                             67.5%
  U.S. GOVERNMENT AGENCIES                    36.5
  SHORT TERM                                  17.9
  ASSET BACKED                                 4.8
  FOREIGN GOVERNMENT BONDS                     1.9

  LONG-TERM CREDIT ANALYSIS

  Aaa/AAA                                     37.1%
  Aa/AA                                        5.2
  A/A                                         28.1
  Baa/BBB                                     39.9
  Ba/BB                                        0.4

DATA AS OF AUGUST 31, 2003. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES ARE AS A PERCENTAGE OF NET ASSETS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED AS A RECOMMENDATION TO BUY THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

1. THE FUND INVESTS IN A PORTFOLIO OF CORPORATE DEBT SECURITIES, PREFERRED STOCKS, U.S. GOVERNMENT SECURITIES, MORTGAGE-BACKED SECURITIES, INCLUDING COLLATERALIZED MORTGAGE BACKED SECURITIES ISSUED BY FOREIGN GOVERNMENTS OR CORPORATIONS.

2. IN DECIDING WHICH SECURITIES TO BUY, HOLD OR SELL, THE TEAM CONSIDERS DOMESTIC AND INTERNATIONAL ECONOMIC DEVELOPMENTS, INTEREST RATE TRENDS, BOND RATINGS AND OTHER FACTORS RELATING TO THE ISSUERS.

3. LASTLY, THE FUND'S MANAGERS SEEK TO MAINTAIN BROAD DIVERSIFICATION ACROSS A WIDE RANGE OF COMPANIES, INDUSTRIES, COUPONS AND MATURITIES.

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS TO INVESTORS WITH THE SAME LAST NAME AND WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME, UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 AM TO 8:00 PM, ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT http://www.sec.gov.

RESULTS OF SPECIAL SHAREHOLDER MEETING

ON APRIL 22, 2003, A SPECIAL MEETING OF THE FUND'S SHAREHOLDERS WAS HELD FOR THE PURPOSE OF APPROVING AMENDMENTS TO THE FUND'S INVESTMENT RESTRICTIONS TO ENABLE THE FUND TO INVEST IN FINANCIAL FUTURES CONTRACTS AND RELATED OPTIONS THEREON. THE RESULTS WERE AS FOLLOWS:

FOR                                       5,817,330
---------------------------------------------------
AGAINST                                     378,724
---------------------------------------------------
ABSTAIN                                     673,279
---------------------------------------------------

Performance Summary

[CHART]

PERFORMANCE OF A $10,000 INVESTMENT--CLASS B

                FUND            LEHMAN(1)   LIPPER(2)
Aug-1993        $  10,000       $  10,000   $  10,000
Aug-1994        $   9,850       $   9,967   $   9,820
Aug-1995        $  10,693       $  10,911   $  10,822
Aug-1996        $  10,969       $  11,395   $  11,248
Aug-1997        $  11,838       $  12,357   $  12,326
Aug-1998        $  12,611       $  13,466   $  13,497
Aug-1999        $  12,727       $  13,763   $  13,557
Aug-2000        $  12,956       $  14,626   $  14,449
Aug-2001        $  14,194       $  16,423   $  16,228
Aug-2002        $  14,844       $  17,695   $  17,172
Aug-2003        $  15,086@      $  18,624   $  18,096

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED AUGUST 31, 2003

                          CLASS A SHARES*         CLASS B SHARES**         CLASS C SHARES+         CLASS D SHARES++
                              07/28/97                05/03/89                 07/28/97                07/28/97
  SYMBOL                           IISAX                   IISBX                    IISCX                   IISDX
  1 YEAR                            2.17%(3)                1.63%(3)                 1.74%(3)                2.39%(3)
                                   (2.17)(4)               (3.30)(4)                 0.75(4)
  5 YEARS                           4.46(3)                 3.65(3)                  3.67(3)                 4.46(3)
                                    3.56(4)                 3.31(4)                  3.67(4)
  10 YEARS                                                  4.20(3)
                                                            4.20(4)
  SINCE INCEPTION                   4.77(3)                 5.52(3)                  4.00(3)                 4.80(3)
                                    4.03(4)                 5.52(4)                  4.00(4)

----------
Notes on Performance

(1) THE LEHMAN BROTHERS INTERMEDIATE U.S. GOVERNMENT/CREDIT INDEX TRACKS THE PERFORMANCE OF U.S. GOVERNMENT AND CORPORATE OBLIGATIONS, INCLUDING U.S. GOVERNMENT AGENCY AND TREASURY SECURITIES, AND CORPORATE AND YANKEE BONDS WITH MATURITIES OF 1 TO 10 YEARS. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

*   THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 4.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++  CLASS D HAS NO SALES CHARGE.

@   CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON AUGUST 31, 2003.

Morgan Stanley Quality Income Trust
Portfolio of Investments - August 31, 2003

PRINCIPAL
AMOUNT IN                                                           COUPON         MATURITY
THOUSANDS                                                            RATE            DATE        VALUE
----------------------------------------------------------------------------------------------------------
             Corporate Bonds (67.5%)
             AEROSPACE & DEFENSE (1.5%)
  $    305   Goodrich Corp.                                             7.625%      12/15/12   $   332,807
       870   Lockheed Martin Corp.                                       8.50       12/01/29     1,104,646
        55   Raytheon Co.                                                6.75       08/15/07        60,989
        60   Raytheon Co.                                                8.30       03/01/10        70,781
       362   Systems 2001 Asset Trust - 144A*                           6.664       09/15/13       394,986
                                                                                               -----------
                                                                                                 1,964,209
                                                                                               -----------

             AIR FREIGHT/COURIERS (0.2%)
       280   FedEx Corp.                                                 7.25       02/15/11       312,963
                                                                                               -----------

             AIRLINES (0.6%)
       356   Continental Airlines, Inc. (Series 991A)                   6.545       02/02/19       333,032
       370   Southwest Airlines Co. (Series 01-1)                       5.496       11/01/06       394,681
                                                                                               -----------
                                                                                                   727,713
                                                                                               -----------

             AUTO PARTS: O.E.M. (0.5%)
       365   Delphi Automotive Systems Corp.                            6.125       05/01/04       372,285
       265   Johnson Controls, Inc.                                      5.00       11/15/06       280,273
                                                                                               -----------
                                                                                                   652,558
                                                                                               -----------

             BEVERAGES: ALCOHOLIC (0.4%)
       570   Miller Brewing Co. - 144A*                                  4.25       08/15/08       568,225
                                                                                               -----------

             BROADCASTING (0.6%)
       125   Clear Channel Communications, Inc.                          7.25       09/15/03       125,207
       600   Clear Channel Communications, Inc.                          7.65       09/15/10       684,340
                                                                                               -----------
                                                                                                   809,547
                                                                                               -----------

             BUILDING PRODUCTS (0.3%)
       280   Celulosa Arauco Constitution S.A. - 144A* (Chile)          5.125       07/09/13       263,745
       160   Masco Corp.                                                4.625       08/15/07       162,615
                                                                                               -----------
                                                                                                   426,360
                                                                                               -----------

             CABLE/SATELLITE TV (1.9%)
     1,280   Comcast Corp.                                               6.50       01/15/15     1,342,391
       695   Cox Communications, Inc.                                   7.125       10/01/12       773,225
       225   TCI Communications, Inc.                                    8.00       08/01/05       246,010
                                                                                               -----------
                                                                                                 2,361,626
                                                                                               -----------

             CASINO/GAMING (0.3%)
       290   Harrah's Operating Co., Inc.                                8.00       02/01/11       331,771
                                                                                               -----------

             CONTAINERS/PACKAGING (0.4%)
       540   Sealed Air Corp - 144A*                                    5.625       07/15/13       521,126
                                                                                               -----------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON         MATURITY
THOUSANDS                                                            RATE            DATE        VALUE
----------------------------------------------------------------------------------------------------------
             DEPARTMENT STORES (2.0%)
  $    720   Federated Department Stores, Inc.                           7.00%      02/15/28   $   756,479
       200   Federated Department Stores, Inc.                           8.50       06/01/10       238,428
     1,045   May Department Stores Co., Inc.                             5.95       11/01/08     1,096,931
       170   May Department Stores Co., Inc.                             6.70       09/15/28       169,780
       130   May Department Stores Co., Inc.                            6.875       11/01/05       140,375
       125   May Department Stores Co., Inc.                             6.90       01/15/32       127,759
                                                                                               -----------
                                                                                                 2,529,752
                                                                                               -----------

             DRUGSTORE CHAINS (0.4%)
       425   CVS Corp.                                                  5.625       03/15/06       455,680
                                                                                               -----------

             ELECTRIC UTILITIES (3.1%)
       430   Appalachian Power Co. (Series H)                            5.95       05/15/33       384,712
       105   Cincinnati Gas & Electric Co.                               5.70       09/15/12       107,520
       500   Cincinnati Gas & Electric Co. (Series B)                   5.375       06/15/33       430,490
       260   Cincinnati Gas & Electric Co. (Series A)                    5.40       06/15/33       224,712
       525   Columbus Southern Power Co. - 144A*                         6.60       03/01/33       526,690
       640   Constellation Energy Group, Inc.                            7.60       04/01/32       705,835
        55   Detroit Edison Co.                                         6.125       10/01/10        58,979
       365   Detroit Edison Co.                                          6.35       10/15/32       368,853
       535   Duke Energy Corp.                                           4.50       04/01/10       530,094
        50   Florida Power & Light Co.                                   4.85       02/01/13        49,414
       130   Public Service Electric & Gas Co.                           5.00       01/01/13       127,991
       260   South Carolina Electric & Gas Co.                           5.30       05/15/33       232,894
       235   Wisconsin Electric Power Co.                               5.625       05/15/33       220,928
                                                                                               -----------
                                                                                                 3,969,112
                                                                                               -----------

             ELECTRICAL PRODUCTS (0.4%)
       450   Cooper Industries Inc.                                      5.25       07/01/07       472,774
                                                                                               -----------

             ENVIRONMENTAL SERVICES (0.7%)
       544   USA Waste Services, Inc.                                    7.00       07/15/28       561,553
       310   USA Waste Services, Inc.                                   7.125       10/01/07       341,308
                                                                                               -----------
                                                                                                   902,861
                                                                                               -----------

             FINANCE/RENTAL/LEASING (6.2%)
       625   American General Finance Corp. (Series MTNF)               5.875       07/14/06       675,575
     1,245   Countrywide Home Loans, Inc.                                3.25       05/21/08     1,188,661
     2,885   Ford Motor Credit Co.                                       7.25       10/25/11     2,915,203
       800   Ford Motor Credit Co.                                      7.375       10/28/09       825,958
        70   Household Finance Corp.                                    6.375       10/15/11        74,926
       675   Household Finance Corp.                                     6.75       05/15/11       740,677

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON         MATURITY
THOUSANDS                                                            RATE            DATE        VALUE
----------------------------------------------------------------------------------------------------------
  $    835   MBNA CORP.                                                 6.125%      03/01/13   $   859,776
       525   Toyota Motor Credit Corp. (Series MTN)                      5.65       01/15/07       569,046
                                                                                               -----------
                                                                                                 7,849,822
                                                                                               -----------

             FINANCIAL CONGLOMERATES (8.1%)
     1,340   Boeing Capital Corp.                                        6.10       03/01/11     1,390,849
        40   Boeing Capital Corp.                                        6.50       02/15/12        42,139
       630   Chase Manhattan Corp.                                       6.00       02/15/09       673,333
       145   Chase Manhattan Corp.                                       7.00       11/15/09       160,064
       100   Citigroup Inc.                                             5.625       08/27/12       103,238
       265   Citigroup Inc.                                              6.00       02/21/12       282,388
       660   General Electric Capital Corp. (Series MTNA)               5.375       03/15/07       704,297
     1,195   General Electric Capital Corp. (Series MTNA)                6.75       03/15/32     1,277,381
       385   General Motors Acceptance Corp.                             4.50       07/15/06       385,761
     1,000   General Motors Acceptance Corp.                            6.875       09/15/11     1,000,370
     1,080   General Motors Acceptance Corp.                             8.00       11/01/31     1,039,062
       905   John Hancock Financial Services, Inc.                      5.625       12/01/08       959,041
       410   Prudential Funding, LLC (Series MTN) - 144A*                6.60       05/15/08       453,494
     1,200   Prudential Holdings, LLC (Series C) - 144A*                8.695       12/18/23     1,420,272
       360   Prudential Holdings, LLC (Series B) (FSA) - 144A*          7.245       12/18/23       391,648
                                                                                               -----------
                                                                                                10,283,337
                                                                                               -----------

             FOOD RETAIL (2.1%)
       530   Albertson's, Inc.                                           7.45       08/01/29       556,327
       425   Albertson's, Inc.                                           7.50       02/15/11       474,032
       475   Kroger Co.                                                  6.80       04/01/11       519,230
       910   Kroger Co.                                                  7.50       04/01/31     1,004,621
       160   Safeway Inc.                                                6.15       03/01/06       170,422
                                                                                               -----------
                                                                                                 2,724,632
                                                                                               -----------

             FOOD: MAJOR DIVERSIFIED (0.5%)
       505   Kraft Foods Inc.                                           5.625       11/01/11       507,745
       115   Kraft Foods Inc.                                            6.25       06/01/12       120,019
                                                                                               -----------
                                                                                                   627,764
                                                                                               -----------

             FOOD: MEAT/FISH/DAIRY (0.2%)
       230   Conagra Foods, Inc.                                         6.00       09/15/06       248,910
                                                                                               -----------

             FOREST PRODUCTS (0.8%)
       940   Weyerhaeuser Co.                                            6.75       03/15/12     1,002,954
                                                                                               -----------

             GAS DISTRIBUTORS (0.8%)
       470   Consolidated Natural Gas Co.                               5.375       11/01/06       498,073
       215   Consolidated Natural Gas Co.                                6.25       11/01/11       230,445

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON         MATURITY
THOUSANDS                                                            RATE            DATE        VALUE
----------------------------------------------------------------------------------------------------------
  $     54   Ras Laffan Liquid Natural
               Gas Co. Ltd. - 144A* (Qatar)                             7.628%      09/15/06   $    57,137
       215   Ras Laffan Liquid Natural
               Gas Co. Ltd. - 144A* (Qatar)                             8.294       03/15/14       242,434
                                                                                               -----------
                                                                                                 1,028,089
                                                                                               -----------

             HOME BUILDING (0.5%)
       135   Centex Corp.                                               7.875       02/01/11       154,755
       375   Pulte Homes, Inc.                                          6.375       05/15/33       336,408
       115   Pulte Homes, Inc.                                          7.875       08/01/11       130,814
                                                                                               -----------
                                                                                                   621,977
                                                                                               -----------

             HOME FURNISHINGS (0.1%)
       130   Mohawk Industries, Inc. (Series C)                          6.50       04/15/07       141,747
                                                                                               -----------

             HOME IMPROVEMENT CHAINS (0.6%)
       295   Lowe's Companies, Inc.                                      6.50       03/15/29       307,214
        71   Lowe's Companies, Inc.                                     6.875       02/15/28        76,707
       300   Lowe's Companies, Inc.                                      7.50       12/15/05       333,767
                                                                                               -----------
                                                                                                   717,688
                                                                                               -----------

             HOSPITAL/NURSING MANAGEMENT (0.7%)
       335   HCA Inc.                                                   7.125       06/01/06       355,510
       460   Manor Care, Inc.                                            8.00       03/01/08       496,800
                                                                                               -----------
                                                                                                   852,310
                                                                                               -----------

             HOTELS/RESORTS/CRUISELINES (1.1%)
       630   Hyatt Equities LLC - 144A*                                 6.875       06/15/07       650,413
       265   Marriott International, Inc. (Series E)                     7.00       01/15/08       291,076
       195   Marriott International, Inc. (Series D)                    8.125       04/01/05       212,036
       195   Starwood Hotels & Resorts Worldwide, Inc.                  7.375       05/01/07       204,263
                                                                                               -----------
                                                                                                 1,357,788
                                                                                               -----------

             INDUSTRIAL CONGLOMERATES (0.8%)
       515   Honeywell International, Inc.                              5.125       11/01/06       548,499
       515   Hutchinson Whampoa International Ltd. - 144A*
               (Virgin Islands)                                          6.50       02/13/13       509,341
                                                                                               -----------
                                                                                                 1,057,840
                                                                                               -----------

             INFORMATION TECHNOLOGY SERVICES (0.6%)
       260   Electronic Data Systems Corp.                              7.125       10/15/09       267,800
       470   Electronic Data Systems Corp. - 144A*                       6.00       08/01/13       436,651
                                                                                               -----------
                                                                                                   704,451
                                                                                               -----------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON         MATURITY
THOUSANDS                                                            RATE            DATE        VALUE
----------------------------------------------------------------------------------------------------------
             INSURANCE BROKERS/SERVICES (0.3%)
  $    410   Marsh & McLennan Companies, Inc.                           5.375%      03/15/07   $   437,373
                                                                                               -----------

             INTEGRATED OIL (2.1%)
     1,025   Amerada Hess Corp.                                         7.875       10/01/29     1,125,161
       305   Conoco Inc.                                                 5.90       04/15/04       313,484
       895   Conoco Inc.                                                 6.95       04/15/29       981,746
       225   ConocoPhillips                                              8.50       05/25/05       249,228
                                                                                               -----------
                                                                                                 2,669,619
                                                                                               -----------

             INVESTMENT BANKS/BROKERS (1.1%)
       600   Goldman Sachs Group Inc                                    6.125       02/15/33       580,949
       165   Goldman Sachs Group Inc.                                    6.60       01/15/12       179,638
       580   Goldman Sachs Group Inc.                                   6.875       01/15/11       644,732
                                                                                               -----------
                                                                                                 1,405,319
                                                                                               -----------

             INVESTMENT MANAGERS (0.6%)
       735   TIAA Global Markets - 144A*                                 5.00       03/01/07       776,784
                                                                                               -----------

             LIFE/HEALTH INSURANCE (2.1%)
       365   Equitable Life Assurance Society - 144A*                    6.95       12/01/05       398,611
       570   Hartford Life, Inc.                                        7.375       03/01/31       631,931
       150   Hartford Life, Inc.                                         7.65       06/15/27       170,917
       475   John Hancock Global Funding II - 144A*                      7.90       07/02/10       555,081
       500   Metropolitan Life Insurance Co. - 144A*                     6.30       11/01/03       503,955
       335   Monumental Global Funding II - 144A*                        6.05       01/19/06       362,320
                                                                                               -----------
                                                                                                 2,622,815
                                                                                               -----------

             MAJOR BANKS (1.2%)
       305   Bank One Corp. (Series MTNA)                                6.00       02/17/09       329,307
       670   UFJ Finance Aruba AEC (Aruba)                               6.75       07/15/13       663,179
       475   Wachovia Bank N.A. (Series BKNT)                            7.80       08/18/10       561,127
                                                                                               -----------
                                                                                                 1,553,613
                                                                                               -----------

             MAJOR TELECOMMUNICATIONS (4.2%)
       185   AT&T Corp.                                                  7.80       11/15/11       207,124
       960   AT&T Corp.                                                  8.50       11/15/31     1,083,142
       150   Deutsche Telekom International Finance Corp.
               (Netherlands)                                             8.50       06/15/10       176,519
       725   Deutsche Telekom International Finance Corp.
               (Netherlands)                                             8.75       06/15/30       870,642
        80   Verizon Communications                                      6.36       04/15/06        87,026
       165   Verizon Global Funding Corp.                                7.25       12/01/10       186,942
     1,910   Verizon Global Funding Corp.                                7.75       12/01/30     2,191,908

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON         MATURITY
THOUSANDS                                                            RATE            DATE        VALUE
----------------------------------------------------------------------------------------------------------
  $    480   Verizon New England Inc.                                    6.50%      09/15/11   $   522,039
                                                                                               -----------
                                                                                                 5,325,342
                                                                                               -----------

             MANAGED HEALTH CARE (1.8%)
       340   Aetna, Inc.                                                7.875       03/01/11       392,027
        60   Anthem, Inc.                                                6.80       08/01/12        65,764
     1,115   Health Net, Inc.                                           8.375       04/15/11     1,283,765
       270   UnitedHealth Group Inc.                                     7.50       11/15/05       299,346
       175   Wellpoint Health Network, Inc.                             6.375       06/15/06       190,648
                                                                                               -----------
                                                                                                 2,231,550
                                                                                               -----------

             MEDIA CONGLOMERATES (2.8%)
       185   AOL Time Warner Inc.                                        6.75       04/15/11       200,361
       500   AOL Time Warner Inc.                                       7.625       04/15/31       541,338
       195   AOL Time Warner Inc.                                        7.70       05/01/32       213,902
       600   News America Holdings, Inc.                                 7.75       02/01/24       668,681
        50   News America Holdings, Inc.                                8.875       04/26/23        61,479
       250   News America Inc.                                          6.625       01/09/08       275,010
        65   News America Inc. - 144A*                                   4.75       03/15/10        64,602
       900   News America Inc.                                           7.28       06/30/28       959,203
       530   Time Warner Co., Inc.                                       7.57       02/01/24       568,705
                                                                                               -----------
                                                                                                 3,553,281
                                                                                               -----------

             MOTOR VEHICLES (1.9%)
       215   DaimlerChrysler North American Holdings Co.                 8.00       06/15/10       242,400
       665   DaimlerChrysler North American Holdings Co.                 8.50       01/18/31       747,668
       400   Ford Motor Co.                                              7.45       07/16/31       355,385
     1,000   General Motors Corp.                                        7.20       01/15/11     1,018,972
                                                                                               -----------
                                                                                                 2,364,425
                                                                                               -----------

             MULTI-LINE INSURANCE (1.4%)
       545   AIG SunAmerica Global Finance VI - 144A*                    6.30       05/10/11       589,973
       250   Farmers Insurance Exchange - 144A*                          8.50       08/01/04       252,696
       135   Hartford Financial Services Group, Inc.                    2.375       06/01/06       132,596
       500   Hartford Financial Services Group, Inc.                     7.75       06/15/05       546,946
       200   Nationwide Mutual Insurance - 144A*                         6.50       02/15/04       204,386
                                                                                               -----------
                                                                                                 1,726,597
                                                                                               -----------

             OIL & GAS PRODUCTION (2.0%)
        35   Devon Financing Corp.                                      6.875       09/30/11        38,667
       410   Kerr-McGee Corp.                                           5.875       09/15/06       436,008
       210   Pemex Project Funding Master Trust                         7.875       02/01/09       232,050
     1,170   Pemex Project Funding Master Trust                          8.00       11/15/11     1,275,300

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON         MATURITY
THOUSANDS                                                            RATE            DATE        VALUE
----------------------------------------------------------------------------------------------------------
  $     90   Pemex Project Funding Master Trust                         9.125%      10/13/10   $   104,850
        40   Petro-Canada (Canada)                                       4.00       07/15/13        35,975
       525   Petro-Canada (Canada)                                       5.35       07/15/33       456,505
                                                                                               -----------
                                                                                                 2,579,355
                                                                                               -----------

             OIL REFINING/MARKETING (0.5%)
       140   Ashland Inc.                                                7.83       08/15/05       150,692
       120   Marathon Oil Corp.                                          6.00       07/01/12       125,859
       380   Marathon Oil Corp.                                          6.80       03/15/32       391,685
                                                                                               -----------
                                                                                                   668,236
                                                                                               -----------

             OTHER CONSUMER SERVICES (1.0%)
       130   Cendant Corp.                                               6.25       03/15/10       136,069
     1,020   Cendant Corp.                                              7.375       01/15/13     1,124,331
                                                                                               -----------
                                                                                                 1,260,400
                                                                                               -----------

             OTHER METALS/MINERALS (1.1%)
       125   BHP Finance USA Ltd. (Australia)                            4.80       04/15/13       121,200
       800   Inco Ltd. (Canada)                                          7.20       09/15/32       811,731
       395   Inco Ltd. (Canada)                                          7.75       05/15/12       439,561
                                                                                               -----------
                                                                                                 1,372,492
                                                                                               -----------

             PULP & PAPER (1.5%)
       105   Abitibi-Consolidated Inc. (Canada)                          8.55       08/01/10       111,405
       130   International Paper Co.                                     5.30       04/01/15       122,787
     1,075   International Paper Co.                                     5.85       10/30/12     1,095,496
       105   MeadWestVaco Corp.                                          6.85       04/01/12       113,866
       460   Sappi Papier Holding AG - 144A* (Austria)                   6.75       06/15/12       490,205
                                                                                               -----------
                                                                                                 1,933,759
                                                                                               -----------

             RAILROADS (0.8%)
       535   Norfolk Southern Corp.                                     7.875       02/15/04       550,390
       395   Union Pacific Corp.                                         5.84       05/25/04       405,774
                                                                                               -----------
                                                                                                   956,164
                                                                                               -----------

             REAL ESTATE DEVELOPMENT (0.8%)
       398   World Financial Properties - 144A*                          6.91       09/01/13       434,557
       588   World Financial Properties - 144A*                          6.95       09/01/13       643,561
                                                                                               -----------
                                                                                                 1,078,118
                                                                                               -----------

             REAL ESTATE INVESTMENT TRUSTS (2.1%)
       290   EOP Operating L.P.                                         6.763       06/15/07       317,609
        65   EOP Operating L.P.                                          7.50       04/19/29        69,000
       770   EOP Operating L.P.                                         7.875       07/15/31       854,034

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON            MATURITY
THOUSANDS                                                            RATE               DATE             VALUE
-----------------------------------------------------------------------------------------------------------------
  $    980   Simon Property Group L.P.                                   6.35%        08/28/12        $ 1,031,319
       220   Simon Property Group L.P.                                  6.375         11/15/07            238,078
       115   Vornado Realty Trust                                       5.625         06/15/07            119,678
                                                                                                      -----------
                                                                                                        2,629,718
                                                                                                      -----------

             SAVINGS BANKS (0.2%)
       290   Washington Mutual Bank                                      5.50         01/15/13            291,373
                                                                                                      -----------

             SERVICES TO THE HEALTH INDUSTRY (1.2%)
       235   Anthem Insurance - 144A*                                    9.00         04/01/27            288,638
       885   Anthem Insurance - 144A*                                   9.125         04/01/10          1,060,616
       165   Omnicare, Inc.                                             6.125         06/01/13            157,575
                                                                                                      -----------
                                                                                                        1,506,829
                                                                                                      -----------
             TOBACCO (0.4%)
       535   Altria Group, Inc.                                          7.75         01/15/27            504,692
                                                                                                      -----------
             Total Corporate Bonds
               (COST $87,471,889)                                                                      85,673,440
                                                                                                      -----------

             FOREIGN GOVERNMENT OBLIGATIONS (1.9%)
       820   United Mexican States Corp. (Mexico)                        8.30         08/15/31            877,400
        75   United Mexican States Corp. (Mexico)                       8.375         01/14/11             86,325
       315   United Mexican States Corp. (Mexico)                       8.625         03/12/08            366,503
       860   United Mexican States Corp. (Mexico)                       9.875         02/01/10          1,064,680
                                                                                                      -----------

             Total Foreign Government Obligations
               (COST $2,478,948)                                                                        2,394,908
                                                                                                      -----------

             U.S. GOVERNMENT AGENCY OBLIGATION (0.3%)
       360   Private Export Funding Corp. (Cost $360,201)                6.86         04/30/04            372,895
                                                                                                      -----------

             MORTGAGE-BACKED SECURITIES (36.2%)
             Federal Home Loan Mortgage Corp.
    10,000                                                               6.50            **            10,343,750
       109                                                               7.50         09/01/30            115,665
     1,945                                                               8.00   08/01/29 - 06/01/31     2,081,765

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON            MATURITY
THOUSANDS                                                            RATE               DATE             VALUE
-----------------------------------------------------------------------------------------------------------------
             Federal National Mortgage Assoc.
  $  8,750                                                               6.50%          **            $ 9,045,313
     8,250                                                               7.00           **              8,688,281
     2,322                                                               7.00   02/01/30 - 05/01/32     2,445,599
     9,000                                                               7.50           **              9,565,308
     2,752                                                               7.50   09/01/29 - 07/01/32     2,925,324
       700                                                               8.00   10/01/29 - 09/01/31       751,124
                                                                                                      -----------
             Total Mortgage-Backed Securities
               (Cost $45,949,552)                                                                      45,962,129
                                                                                                      -----------

             Asset-Backed Securities (4.8%)
       700   BMW Vehicle Owner Trust
               (Series 2002-A) (Class A4)                                4.46         05/25/07            729,299
       700   Chase Manhattan Auto Owner Trust
               (Series 2002-A) (Class A4)                                4.24         09/15/08            726,237
       650   Citibank Credit Card Issurance Trust
               (Series 2003-A2) (Class A2)                               2.70         01/15/08            651,948
       700   Citibank Credit Card Issurance Trust
               (Series 2001-A8) (Class A8)                               4.10         12/07/06            720,996
       225   Ford Credit Auto Owner Trust
               (Series 2002-B) (Class A4)                                4.75         08/15/06            235,199
       500   Harley-Davidson Motorcycle Trust
               (Series 2003-1) (Class A2)                                2.63         11/15/10            501,099
       600   Harley-Davidson Motorcycle Trust
               (series 2002-2) (Class A2)                                3.09         06/15/10            610,080
       700   Harley-Davidson Motorcycle Trust
               (Series 2002-1) (Class A2)                                4.50         01/15/10            727,257
       500   Honda Auto Receivables Owner Trust
               (Series 2002-4) (Class A4)                                2.70         03/17/08            500,505
       600   Northstrom Private Label Credit Card Master
               (Series 2001-1A) (Class A) - 144A*                        4.82         04/15/10            625,863
                                                                                                      -----------
             Total Asset-Backed Securities
               (COST $5,876,073)                                                                        6,028,483
                                                                                                      -----------

             Short-Term Investments (17.9%)

             U.S. Government Obligation (a) (0.2%)
       300   U.S. Treasury Bill*** (Cost $299,781)                      1.095         09/25/03            299,763
                                                                                                      -----------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON         MATURITY
THOUSANDS                                                            RATE            DATE          VALUE
------------------------------------------------------------------------------------------------------------
             Repurchase Agreement (17.7%)
  $ 22,424   Joint repurchase agreement account (dated
               08/29/03, proceeds $22,426,616) (b)
               (Cost $22,424,000)                                        1.05%      09/02/03   $  22,424,000
                                                                                               -------------

             Total Short-Term Investments
               (COST $22,723,781)                                                                 22,723,763
                                                                                               -------------

             Total Investments
               (COST $164,860,444) (c) (d)                                             128.6%    163,155,618
             Liabilities in Excess of Other Assets                                     (28.6)    (36,322,675)
                                                                                  ----------   -------------
             Net Assets                                                                100.0%  $ 126,832,943
                                                                                  ==========   =============

----------
    *  RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
   ** SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS WITH AN APPROXIMATE PRINCIPAL AMOUNT AND NO DEFINITE MATURITY DATE; THE ACTUAL PRINCIPAL AMOUNT AND MATURITY DATE WILL BE DETERMINED UPON SETTLEMENT.
   *** ALL OF THESE SECURITIES HAVE BEEN PHYSICALLY SEGREGATED IN CONNECTION
       WITH OPEN FUTURES CONTRACTS.
   (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
   (b) COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (c) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN A AMOUNT EQUAL TO $69,569,704 IN CONNECTION WITH SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS AND OPEN FUTURES CONTRACTS.
   (d) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $165,130,583. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $1,874,411 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $3,849,376, RESULTING IN NET UNREALIZED DEPRECIATION OF $1,974,965.

BOND INSURANCE:

FSA    Financial Security Assurance.

FUTURES CONTRACTS OPEN AT AUGUST 31, 2003:

                                                                                                    UNREALIZED
NUMBER OF                                   DESCRIPTION/DELIVERY              UNDERLYING FACE      APPRECIATION
CONTRACTS        LONG/SHORT                    MONTH AND YEAR                 AMOUNT AT VALUE     (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
   43              Short         U.S. Treasury Notes 2 year, September/2003    $  (9,227,532)       $  85,697
   32              Short         U.S. Treasury Notes 5 year, September/2003       (3,567,500)         114,118
   59              Short         U.S. Treasury Notes 2 year, December/2003       (12,569,766)         (17,850)
    3              Short         U.S. Treasury Notes 5 year, December/2003          (329,578)             493
   41              Short         U.S. Treasury Bonds, September/2003              (4,403,656)         (12,394)
   12              Short         U.S. Treasury Bonds, December/2003               (1,272,000)           1,701
                                                                                                    ---------
                                            Net unrealized appreciation                             $ 171,765
                                                                                                    =========

                        SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Quality Income Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
AUGUST 31, 2003

Assets:
Investments in securities, at value (including a repurchase agreement of $22,424,000)
  (cost $164,860,444)                                                                   $   163,155,618
Receivable for:
  Interest                                                                                    1,719,165
  Investments sold                                                                              364,378
  Shares of beneficial interest sold                                                            214,584
Prepaid expenses and other assets                                                               124,851
                                                                                        ---------------
    Total Assets                                                                            165,578,596
                                                                                        ---------------
Liabilities:
Payable for:
  Investments purchased                                                                      37,813,253
  Shares of beneficial interest redeemed                                                        639,338
  Distribution fee                                                                               81,766
  Investment management fee                                                                      64,701
Accrued expenses and other payables                                                             146,595
                                                                                        ---------------
    Total Liabilities                                                                        38,745,653
                                                                                        ---------------
    Net Assets                                                                          $   126,832,943
                                                                                        ===============
Composition of Net Assets:
Paid-in-capital                                                                         $   137,241,623
Net unrealized depreciation                                                                  (1,533,061)
Dividends in excess of net investment income                                                   (248,881)
Accumulated net realized loss                                                                (8,626,738)
                                                                                        ---------------
    Net Assets                                                                          $   126,832,943
                                                                                        ===============
Class A Shares:
Net Assets                                                                              $     9,635,572
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                     1,026,129
    Net Asset Value Per Share                                                           $          9.39
                                                                                        ===============
    Maximum Offering Price Per Share,
      (NET ASSET VALUE PLUS 4.44% OF NET ASSET VALUE)                                   $          9.81
                                                                                        ===============
Class B Shares:
Net Assets                                                                              $    99,695,005
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                    10,696,130
    Net Asset Value Per Share                                                           $          9.32
                                                                                        ===============
Class C Shares:
Net Assets                                                                              $    10,389,148
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                     1,112,697
    Net Asset Value Per Share                                                           $          9.34
                                                                                        ===============
Class D Shares:
Net Assets                                                                              $     7,113,218
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                       765,513
    Net Asset Value Per Share                                                           $          9.29
                                                                                        ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

Statement of Operations
FOR THE YEAR ENDED AUGUST 31, 2003

Net Investment Income:
Interest Income                                                   $     4,335,311
                                                                  ---------------
Expenses
Distribution fee (Class A shares)                                          17,867
Distribution fee (Class B shares)                                         894,013
Distribution fee (Class C shares)                                          75,251
Investment management fee                                                 792,713
Transfer agent fees and expenses                                          215,136
Shareholder reports and notices                                            69,434
Registration fees                                                          67,347
Professional fees                                                          51,541
Trustees' fees and expenses                                                19,984
Other                                                                      21,464
                                                                  ---------------
    Total Expenses                                                      2,224,750
                                                                  ---------------
    Net Investment Income                                               2,110,561
                                                                  ---------------

Net Realized and Unrealized Gain (Loss):
Net Realized Gain on:
  Investments                                                           1,635,580
  Futures contracts                                                       195,074
                                                                  ---------------
    Net Realized Gain                                                   1,830,654
                                                                  ---------------
Net Change in Unrealized Appreciation/Depreciation on:
  Investments                                                          (1,920,256)
  Futures contracts                                                       171,765
                                                                  ---------------
    Net Depreciation                                                   (1,748,491)
                                                                  ---------------
    Net Gain                                                               82,163
                                                                  ---------------
Net Increase                                                      $     2,192,724
                                                                  ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

Statement of Changes in Net Assets

                                                                               FOR THE YEAR       FOR THE YEAR
                                                                                  ENDED              ENDED
                                                                             AUGUST 31, 2003    AUGUST 31, 2002
                                                                             ---------------    ---------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income                                                        $     2,110,561    $     3,829,987
Net realized gain                                                                  1,830,654          2,245,051
Net change in unrealized depreciation                                             (1,748,491)        (1,010,383)
                                                                             ---------------    ---------------

    Net Increase                                                                   2,192,724          5,064,655
                                                                             ---------------    ---------------

Dividends to Shareholders from Net Investment Income:
Class A shares                                                                      (316,276)          (179,929)
Class B shares                                                                    (3,155,485)        (3,265,862)
Class C shares                                                                      (264,530)          (155,164)
Class D shares                                                                      (356,548)          (218,659)
                                                                             ---------------    ---------------

    Total Dividends                                                               (4,092,839)        (3,819,614)
                                                                             ---------------    ---------------

Net increase (decrease) from transactions in shares of beneficial interest        (3,592,687)        22,208,366
                                                                             ---------------    ---------------

    Net Increase (Decrease)                                                       (5,492,802)        23,453,407

Net Assets:
Beginning of period                                                              132,325,745        108,872,338
                                                                             ---------------    ---------------

End of Period
 (INCLUDING DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME OF $248,881
 AND ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF $481,946,
 RESPECTIVELY)                                                               $   126,832,943    $   132,325,745
                                                                             ===============    ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Quality Income Trust
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2003

1. Organization and Accounting Policies
Morgan Stanley Quality Income Trust (the "Fund"), formerly Morgan Stanley Intermediate Income Securities, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income consistent with safety of principal. The Fund will seek to achieve its objective by investing at least 80% of its assets in investment grade fixed income securities. Prior to April 22, 2003, the Fund sought to achieve its objective by investing at least 80% of its assets in intermediate term, investment grade fixed income securities. The Fund was organized as a Massachusetts business trust on September 1, 1988 and commenced operations on May 3, 1989. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price prior to the time of valuation; (2) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (3) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement , the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.60% to the portion of daily net assets not exceeding $500 million; 0.50% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.40% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; and 0.30% to the portion of the daily net asset exceeding $1 billion.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B - 0.85% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $5,664,859 at August 31, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended August 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.20% and 0.85%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $21,975, $269,673 and $6,194, respectively, and received $92,496 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the year ended August 31, 2003, aggregated $594,680,723, and

$567,118,909, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $74,892,362 and $101,942,047, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $10,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended August 31, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,163. At August 31, 2003, the Fund had an accrued pension liability of $59,375 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                            FOR THE YEAR                    FOR THE YEAR
                                                ENDED                           ENDED
                                           AUGUST 31, 2003                AUGUST 31, 2002
                                    ----------------------------    ----------------------------
                                       SHARES           AMOUNT         SHARES          AMOUNT
                                    ------------    ------------    ------------    ------------
CLASS A SHARES
Sold                                   7,230,344    $ 69,757,478       4,601,318    $ 43,662,281
Reinvestment of dividends                 23,096         221,263          16,108         151,661
Redeemed                              (7,352,712)    (70,908,969)     (3,938,770)    (37,318,849)
                                    ------------    ------------    ------------    ------------
Net increase (decrease) -- Class A       (99,272)       (930,228)        678,656       6,495,093
                                    ------------    ------------    ------------    ------------
CLASS B SHARES
Sold                                   5,576,141      53,136,588       8,301,113      77,663,399
Reinvestment of dividends                224,794       2,137,809         229,053       2,136,654
Redeemed                              (6,031,461)    (57,282,326)     (8,023,847)    (75,013,877)
                                    ------------    ------------    ------------    ------------
Net increase (decrease) -- Class B      (230,526)     (2,007,929)        506,319       4,786,176
                                    ------------    ------------    ------------    ------------
CLASS C SHARES
Sold                                   1,825,800      17,330,693       1,056,702       9,887,000
Reinvestment of dividends                 20,602         196,212          13,255         123,842
Redeemed                              (1,411,756)    (13,429,508)       (843,310)     (7,894,423)
                                    ------------    ------------    ------------    ------------
Net increase -- Class C                  434,646       4,097,397         226,647       2,116,419
                                    ------------    ------------    ------------    ------------
CLASS D SHARES
Sold                                   1,942,485      18,431,785       1,856,116      17,358,806
Reinvestment of dividends                 22,745         215,756          14,251         132,783
Redeemed                              (2,466,593)    (23,399,468)       (926,421)     (8,680,911)
                                    ------------    ------------    ------------    ------------
Net increase (decrease) -- Class D      (501,363)     (4,751,927)        943,946       8,810,678
                                    ------------    ------------    ------------    ------------
Net increase (decrease) in Fund         (396,515)   $ (3,592,687)      2,355,568    $ 22,208,366
                                    ============    ============    ============    ============

6. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                FOR THE YEAR       FOR THE YEAR
                                   ENDED              ENDED
                              AUGUST 31, 2003    AUGUST 31, 2002
                              ---------------    ---------------
Ordinary Income               $     4,092,676    $     3,879,314

As of August 31, 2003, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income                    $       101,079
Undistributed long-term gains                                 --
                                                 ---------------
Net accumulated earnings                                 101,079
Capital loss carryforward*                            (7,215,096)
Post-October losses                                   (1,239,877)
Temporary differences                                    (79,821)
Net unrealized depreciation                           (1,974,965)
                                                 ---------------

Total accumulated losses                         $   (10,408,680)
                                                 ===============

* As of August 31, 2003, the Fund had a net capital loss carryforward of $7,215,096 of which $312,541 will expire on August 31, 2004, $2,351,266 will expire on August 31, 2005, $199,882 will expire on August 31, 2006, $1,146,203 will expire on August 31, 2008, $2,891,735 will expire on August 31, 2009 and $313,469 will expire on August 31, 2010 to offset future capital gains to the extent provided by regulations.

As of August 31, 2003, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), mark-to-market of open futures contracts and book amortization of premiums on debt securities and permanent book/tax differences attributable to losses on paydowns, tax adjustments on debt securities sold by the Fund and an expired capital loss carryforward. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $5,189,389, dividends in excess of net investment income was credited $1,251,451 and accumulated net realized loss was credited $3,937,938.

7. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures contracts ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At August 31, 2003, the Fund had outstanding futures contracts and had no outstanding forward contracts.

Morgan Stanley Quality Income Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                 FOR THE YEAR ENDED AUGUST 31,
                                            ----------------------------------------------------------------------
                                               2003           2002           2001           2000           1999
                                            ----------     ----------     ----------     ----------     ----------
Class A Shares:

Selected Per Share Data:
Net asset value, beginning of period        $     9.53     $     9.35     $     8.97     $     9.30     $     9.71
                                            ----------     ----------     ----------     ----------     ----------

Income (loss) from investment operations:
  Net investment income                           0.20           0.37           0.52           0.55           0.55
  Net realized and unrealized gain (loss)         0.01           0.19           0.38          (0.33)         (0.41)
                                            ----------     ----------     ----------     ----------     ----------
Total income from investment operations           0.21           0.56           0.90           0.22           0.14
                                            ----------     ----------     ----------     ----------     ----------

Less dividends from net investment income        (0.35)         (0.38)         (0.52)         (0.55)         (0.55)
                                            ----------     ----------     ----------     ----------     ----------

Net asset value, end of period              $     9.39     $     9.53     $     9.35     $     8.97     $     9.30
                                            ==========     ==========     ==========     ==========     ==========

Total Return+                                     2.17%          6.17%         10.34%          2.49%          1.39%

Ratios to Average Net Assets(1):
Expenses                                          1.14%          1.04%          1.21%          1.10%          1.08%
Net investment income                             2.14%          4.03%          5.71%          6.02%          5.67%

Supplemental Data:
Net assets, end of period, in thousands     $    9,636     $   10,730     $    4,177     $    4,196     $    3,557
Portfolio turnover rate                            429%           400%           358%           114%            99%

----------
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                 FOR THE YEAR ENDED AUGUST 31,
                                            ----------------------------------------------------------------------
                                               2003           2002           2001           2000           1999
                                            ----------     ----------     ----------     ----------     ----------
Class B Shares:

Selected Per Share Data:
Net asset value, beginning of period        $     9.45     $     9.35     $     8.98     $     9.31     $     9.70
                                            ----------     ----------     ----------     ----------     ----------

Income (loss) from investment operations:
  Net investment income                           0.14           0.31           0.47           0.49           0.49
  Net realized and unrealized gain (loss)         0.02           0.10           0.37          (0.33)         (0.39)
                                            ----------     ----------     ----------     ----------     ----------
Total income from investment operations           0.16           0.41           0.84           0.16           0.10
                                            ----------     ----------     ----------     ----------     ----------

Less dividends from net investment income        (0.29)         (0.31)         (0.47)         (0.49)         (0.49)
                                            ----------     ----------     ----------     ----------     ----------

Net asset value, end of period              $     9.32     $     9.45     $     9.35     $     8.98     $     9.31
                                            ==========     ==========     ==========     ==========     ==========

Total Return+                                     1.63%          4.58%          9.55%          1.80%          0.92%

Ratios to Average Net Assets(1):
Expenses                                          1.79%          1.72%          1.84%          1.77%          1.75%
Net investment income                             1.49%          3.35%          5.08%          5.35%          5.00%

Supplemental Data:
Net assets, end of period, in thousands     $   99,695     $  103,238     $   97,452     $   82,964     $  120,843
Portfolio turnover rate                            429%           400%           358%           114%            99%

----------
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                 FOR THE YEAR ENDED AUGUST 31,
                                            ----------------------------------------------------------------------
                                               2003           2002           2001           2000           1999
                                            ----------     ----------     ----------     ----------     ----------
Class C Shares:

Selected Per Share Data:
Net asset value, beginning of period        $     9.46     $     9.36     $     8.99     $     9.32     $     9.71
                                            ----------     ----------     ----------     ----------     ----------

Income (loss) from investment operations:
  Net investment income                           0.14           0.31           0.47           0.49           0.49
  Net realized and unrealized gain (loss)         0.03           0.10           0.37          (0.33)         (0.39)
                                            ----------     ----------     ----------     ----------     ----------
Total income from investment operations           0.17           0.41           0.84           0.16           0.10
                                            ----------     ----------     ----------     ----------     ----------

Less dividends from net investment income        (0.29)         (0.31)         (0.47)         (0.49)         (0.49)
                                            ----------     ----------     ----------     ----------     ----------

Net asset value, end of period              $     9.34     $     9.46     $     9.36     $     8.99     $     9.32
                                            ==========     ==========     ==========     ==========     ==========

Total Return+                                     1.74%          4.57%          9.54%          1.80%          0.91%

Ratios to Average Net Assets(1):
Expenses                                          1.79%          1.72%          1.84%          1.77%          1.75%
Net investment income                             1.49%          3.35%          5.08%          5.35%          5.00%

Supplemental Data:
Net assets, end of period, in thousands     $   10,389     $    6,415     $    4,226     $    1,738     $    1,759
Portfolio turnover rate                            429%           400%           358%           114%            99%

----------
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                 FOR THE YEAR ENDED AUGUST 31,
                                            ----------------------------------------------------------------------
                                               2003           2002           2001           2000           1999
                                            ----------     ----------     ----------     ----------     ----------
Class D Shares:

Selected Per Share Data:
Net asset value, beginning of period        $     9.43     $     9.35     $     8.98     $     9.31     $     9.70
                                            ----------     ----------     ----------     ----------     ----------

Income (loss) from investment operations:
  Net investment income                           0.22           0.38           0.55           0.57           0.57
  Net realized and unrealized gain (loss)         0.01           0.09           0.37          (0.33)         (0.39)
                                            ----------     ----------     ----------     ----------     ----------
Total income from investment operations           0.23           0.47           0.92           0.24           0.18
                                            ----------     ----------     ----------     ----------     ----------

Less dividends from net investment income        (0.37)         (0.39)         (0.55)         (0.57)         (0.57)
                                            ----------     ----------     ----------     ----------     ----------

Net asset value, end of period              $     9.29     $     9.43     $     9.35     $     8.98     $     9.31
                                            ==========     ==========     ==========     ==========     ==========

Total Return+                                     2.39%          5.23%         10.48%          2.67%          1.79%

Ratios to Average Net Assets(1):
Expenses                                          0.94%          0.87%          0.99%          0.92%          0.90%
Net investment income                             2.34%          4.20%          5.93%          6.20%          5.85%

Supplemental Data:
Net assets, end of period, in thousands     $    7,113     $   11,943     $    3,018     $    6,834     $    7,493
Portfolio turnover rate                            429%           400%           358%           114%            99%

----------
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Quality Income Trust

INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Trustees of Morgan Stanley Quality Income Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Quality Income Trust (the "Fund"), formerly Morgan Stanley Intermediate Income Securities, including the portfolio of investments, as of August 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Quality Income Trust as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
OCTOBER 15, 2003

                       2003 FEDERAL TAX NOTICE (UNAUDITED)

          Of the Fund's ordinary income dividends paid during the fiscal year ended August 31, 2003, 19.15% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

Morgan Stanley Quality Income Trust

TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                      TERM OF
                                       POSITION(S)  OFFICE AND
      NAME, AGE AND ADDRESS OF          HELD WITH    LENGTH OF
         INDEPENDENT TRUSTEE           REGISTRANT   TIME SERVED* PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-------------------------------------- ----------- ------------- ---------------------------------------------
Michael Bozic (62)                     Trustee     Since         Retired; Director or Trustee of the Retail
c/o Mayer, Brown, Rowe & Maw LLP                   April 1994    Funds and TCW/DW Term Trust 2003 (since April
Counsel to the Independent Directors                             1994) and the Institutional Funds (since July
1675 Broadway                                                    2003); formerly Vice Chairman of Kmart
New York, NY                                                     Corporation (December 1998-October 2000),
                                                                 Chairman and Chief Executive Officer of
                                                                 Levitz Furniture Corporation (November
                                                                 1995-November 1998) and President and Chief
                                                                 Executive Officer of Hills Department Stores
                                                                 (May 1991-July 1995); formerly variously
                                                                 Chairman, Chief Executive Officer, President
                                                                 and Chief Operating Officer (1987-1991) of
                                                                 the Sears Merchandise Group of Sears, Roebuck
                                                                 & Co.

Edwin J. Garn (70)                     Trustee     Since         Director or Trustee of the Retail Funds and
c/o Summit Ventures LLC                            January 1993  TCW/DW Term Trust 2003 (since January 1993)
1 Utah Center                                                    and the Institutional Funds (since July
201 S. Main Street                                               2003); member of the Utah Regional Advisory
Salt Lake City, UT                                               Board of Pacific Corp.; formerly United
                                                                 States Senator (R-Utah) (1974-1992) and
                                                                 Chairman, Senate Banking Committee
                                                                 (1980-1986), Mayor of Salt Lake City, Utah
                                                                 (1971-1974), Astronaut, Space Shuttle
                                                                 Discovery (April 12-19, 1985), and Vice
                                                                 Chairman, Huntsman Corporation (chemical
                                                                 company).

Wayne E. Hedien (69)                   Trustee     Since         Retired; Director or Trustee of the Retail
c/o Mayer, Brown, Rowe & Maw LLP                   September     Funds and TCW/DW Term Trust 2003; (Since
Counsel to the Independent Directors               1997          September 1997) and the Institutional Funds
1675 Broadway                                                    (since July 2003); formerly associated with
New York, NY                                                     the Allstate Companies (1966-1994), most
                                                                 recently as Chairman of The Allstate
                                                                 Corporation (March 1993-December 1994) and
                                                                 Chairman and Chief Executive Officer of its
                                                                 wholly-owned subsidiary, Allstate Insurance
                                                                 Company (July 1989-December 1994).

                                         NUMBER OF
                                        PORTFOLIOS
                                          IN FUND
                                         COMPLEX
      NAME, AGE AND ADDRESS OF           OVERSEEN
         INDEPENDENT TRUSTEE           BY TRUSTEE***   OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------------------- ------------- ----------------------------------------
Michael Bozic (62)                     216           Director of Weirton Steel Corporation.
c/o Mayer, Brown, Rowe & Maw LLP
Counsel to the Independent Directors
1675 Broadway
New York, NY

Edwin J. Garn (70)                     216           Director of Franklin Covey (time
c/o Summit Ventures LLC                              management systems), BMW Bank of North
1 Utah Center                                        America, Inc. (industrial loan
201 S. Main Street                                   corporation), United Space Alliance
Salt Lake City, UT                                   (joint venture between Lockheed Martin
                                                     and the Boeing Company) and Nuskin Asia
                                                     Pacific (multilevel marketing); member
                                                     of the board of various civic and
                                                     charitable organizations.

Wayne E. Hedien (69)                   216           Director of The PMI Group Inc. (private
c/o Mayer, Brown, Rowe & Maw LLP                     mortgage insurance); Trustee and Vice
Counsel to the Independent Directors                 Chairman of The Field Museum of Natural
1675 Broadway                                        History; director of various other
New York, NY                                         business and charitable organizations.

                                                      TERM OF
                                       POSITION(S)  OFFICE AND
      NAME, AGE AND ADDRESS OF          HELD WITH    LENGTH OF
         INDEPENDENT TRUSTEE           REGISTRANT   TIME SERVED* PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-------------------------------------- ----------- ------------- ---------------------------------------------
Dr. Manuel H. Johnson (54)             Trustee     Since         Chairman of the Audit Committee and Director
c/o Johnson Smick International, Inc.              July 1991     or Trustee of the Retail Funds and TCW/DW
2099 Pennsylvania Avenue, N.W.                                   Term Trust 2003 (since July 1991) and the
Suite 950                                                        Institutional Funds (since July 2003); Senior
Washington, D.C.                                                 Partner, Johnson Smick International, Inc., a
                                                                 consulting firm; Co-Chairman and a founder of
                                                                 the Group of Seven Council (G7C), an
                                                                 international economic commission; formerly
                                                                 Vice Chairman of the Board of Governors of
                                                                 the Federal Reserve System and Assistant
                                                                 Secretary of the U.S. Treasury.

Joseph J. Kearns (61)                  Trustee     Since         Deputy Chairman of the Audit Committee and
PMB754                                             July 2003     Director or Trustee of the Retail Funds and
23852 Pacific Coast Highway                                      TCW/DW Term Trust 2003 (since July 2003) and
Malibu, CA                                                       the Institutional Funds (since August 1994);
                                                                 previously Chairman of the Audit Committee of
                                                                 the Institutional Funds (October 2001-July
                                                                 2003); President, Kearns & Associates LLC
                                                                 (investment consulting); formerly CFO of the
                                                                 J. Paul Getty Trust.

Michael E. Nugent (67)                 Trustee     Since         Chairman of the Insurance Committee and
c/o Triumph Capital, L.P.                          July 1991     Director or Trustee of the Retail Funds and
445 Park Avenue                                                  TCW/DW Term Trust 2003 (since July 1991) and
New York, NY                                                     the Institutional Funds (since July 2001);
                                                                 General Partner of Triumph Capital, L.P., a
                                                                 private investment partnership; formerly Vice
                                                                 President, Bankers Trust Company and BT
                                                                 Capital Corporation (1984-1988).

Fergus Reid (71)                       Trustee     Since         Chairman of the Governance Committee and
85 Charles Colman Blvd.                            July 2003     Director or Trustee of the Retail Funds and
Pawling, NY                                                      TCW/DW Term Trust 2003 (since July 2003) and
                                                                 the Institutional Funds (since June 1992);
                                                                 Chairman of Lumelite Plastics Corporation.

                                         NUMBER OF
                                        PORTFOLIOS
                                          IN FUND
                                         COMPLEX
      NAME, AGE AND ADDRESS OF           OVERSEEN
         INDEPENDENT TRUSTEE           BY TRUSTEE***   OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------------------- ------------- ----------------------------------------
Dr. Manuel H. Johnson (54)             216           Director of NVR, Inc. (home
c/o Johnson Smick International, Inc.                construction); Chairman and Trustee of
2099 Pennsylvania Avenue, N.W.                       the Financial Accounting Foundation
Suite 950                                            (oversight organization of the Financial
Washington, D.C.                                     Accounting Standards Board); Director of
                                                     RBS Greenwich Capital Holdings
                                                     (financial holding company).

Joseph J. Kearns (61)                  217           Director of Electro Rent Corporation
PMB754                                               (equipment leasing), The Ford Family
23852 Pacific Coast Highway                          Foundation, and the UCLA Foundation.
Malibu, CA

Michael E. Nugent (67)                 216           Director of various business
c/o Triumph Capital, L.P.                            organizations.
445 Park Avenue
New York, NY

Fergus Reid (71)                       217           Trustee and Director of certain
85 Charles Colman Blvd.                              investment companies in the JPMorgan
Pawling, NY                                          Funds complex managed by JP Morgan
                                                     Investment Management Inc.

Interested Trustees:

                                                      TERM OF
                                       POSITION(S)  OFFICE AND
      NAME, AGE AND ADDRESS OF          HELD WITH    LENGTH OF
         INDEPENDENT TRUSTEE           REGISTRANT   TIME SERVED* PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-------------------------------------- ----------- ------------- ---------------------------------------------
Charles A. Fiumefreddo (70)            Chairman of Since         Chairman and Director or Trustee of the
c/o Morgan Stanley Trust               the Board   July 1991     Retail Funds and TCW/DW Term Trust 2003
Harborside Financial Center,           and Trustee               (since July 1991) and the Institutional Funds
Plaza Two,                                                       (since July 2003); formerly Chief Executive
Jersey City, NJ                                                  Officer of the Retail Funds and the TCW/DW
                                                                 Term Trust 2003 (until September 2002).

James F. Higgins (55)                  Trustee     Since         Director or Trustee of the Retail Funds and
c/o Morgan Stanley Trust                           June 2000     TCW/DW Term Trust 2003 (since June 2000) and
Harborside Financial Center,                                     the Institutional Funds (since July 2003);
Plaza Two,                                                       Senior Advisor of Morgan Stanley (since
Jersey City, NJ                                                  August 2000); Director of the Distributor and
                                                                 Dean Witter Realty Inc.; previously President
                                                                 and Chief Operating Officer of the Private
                                                                 Client Group of Morgan Stanley (May
                                                                 1999-August 2000), and President and Chief
                                                                 Operating Officer of Individual Securities of
                                                                 Morgan Stanley (February 1997-May 1999).

Philip J. Purcell (59)                 Trustee     Since         Director or Trustee of the Retail Funds and
1585 Broadway                                      April 1994    TCW/DW Term Trust 2003 (since April 1994) and
New York, NY                                                     the Institutional Funds (since July 2003);
                                                                 Chairman of the Board of Directors and Chief
                                                                 Executive Officer of Morgan Stanley and
                                                                 Morgan Stanley DW Inc.; Director of the
                                                                 Distributor; Chairman of the Board of
                                                                 Directors and Chief Executive Officer of
                                                                 Novus Credit Services Inc.; Director and/or
                                                                 officer of various Morgan Stanley
                                                                 subsidiaries.

                                         NUMBER OF
                                        PORTFOLIOS
                                          IN FUND
                                         COMPLEX
      NAME, AGE AND ADDRESS OF           OVERSEEN
         INDEPENDENT TRUSTEE           BY TRUSTEE***   OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------------------- ------------- ----------------------------------------
Charles A. Fiumefreddo (70)            216           None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (55)                  216           Director of AXA Financial, Inc. and The
c/o Morgan Stanley Trust                             Equitable Life Assurance Society of the
Harborside Financial Center,                         United States (financial services).
Plaza Two,
Jersey City, NJ

Philip J. Purcell (59)                 216           Director of American Airlines, Inc. and
1585 Broadway                                        its parent company, AMR Corporation.
New York, NY

--------------------
 * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER") (THE "RETAIL FUNDS").
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY INVESTMENTS LP).

Officers:

                                                          TERM OF
                                         POSITION(S)     OFFICE AND
      NAME, AGE AND ADDRESS OF            HELD WITH      LENGTH OF
         EXECUTIVE OFFICER               REGISTRANT      TIME SERVED*         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-------------------------------------- --------------- --------------- -----------------------------------------------------------
Mitchell M. Merin (50)                 President       Since May 1999  President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                            Investment Management Inc.; President, Director and Chief
New York, NY                                                           Executive Officer of the Investment Manager and Morgan
                                                                       Stanley Services; Chairman, Chief Executive Officer and
                                                                       Director of the Distributor; Chairman and Director of the
                                                                       Transfer Agent; Director of various Morgan Stanley
                                                                       subsidiaries; President Morgan Stanley Investments LP
                                                                       (since February 2003); President of the Institutional Funds
                                                                       (since July 2003) and President of the Retail Funds and
                                                                       TCW/DW Term Trust 2003 (since May 1999); Trustee (since
                                                                       July 2003) and President (since December 2002) of the Van
                                                                       Kampen Closed-End Funds; Trustee (since May 1999) and
                                                                       President (since October 2002) of the Van Kampen Open-End
                                                                       Funds.

Ronald E. Robison (64)                 Executive Vice  Since           Chief Global Operations Officer and Managing Director of
1221 Avenue of the Americas            President and   April 2003      Morgan Stanley Investment Management Inc.; Managing
New York, NY                           Principal                       DIrector of Morgan Stanley & Co. Incorporated; Managing
                                       Executive                       DIrector of Morgan Stanley; Managing Director, Chief
                                       Officer                         Administrative Officer and Director of the Investment
                                                                       Manager and Morgan Stanley Services; Chief Executive
                                                                       Officer and Director of the Transfer Agent; Executive Vice
                                                                       President and Principal Executive Officer of the
                                                                       Institutional Funds (since July 2003); and the TCW/DW Term
                                                                       Trust 2003 (since April 2003); previously President of the
                                                                       Institutional Funds (March 2001-July 2003) and Director of
                                                                       the Institutional Funds (March 2001-July 2003).

Barry Fink (48)                        Vice President  Since           General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas            and General     February 1997   (since December 2000) of Morgan Stanley Investment
New York, NY                           Counsel                         Management; Managing Director (since December 2000),
                                                                       Secretary (since February 1997) and Director (since July
                                                                       1998) of the Investment Manager and Morgan Stanley
                                                                       Services; Assistant Secretary of Morgan Stanley DW; Chief
                                                                       Legal Officer of Morgan Stanley Investments LP (since July
                                                                       2002); Vice President of the Institutional Funds (since
                                                                       July 2003); Vice President and Secretary of the
                                                                       Distributor; previously Secretary of the Retail Funds
                                                                       (February 1997-July 2003); previously Vice President and
                                                                       Assistant General Counsel of the Investment Manager and
                                                                       Morgan Stanley Services (February 1997-December 2001).

Joseph J. McAlinden (60)               Vice President  Since July 1995 Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                                            Investment Manager, Morgan Stanley Investment Management
New York, NY                                                           Inc. and Morgan Stanley Investments LP; Director of the
                                                                       Transfer Agent, Chief Investment Officer of the Van Kampen
                                                                       Funds; Vice President of the Institutional Funds (since
                                                                       July 2003) and the Retail Funds (since July 1995).

Stefanie V. Chang (36)                 Vice President  Since July 2003 Executive Director of Morgan Stanley & Co. and Morgan
1221 Avenue of the Americas                                            Stanley Investment Management Inc. and Vice President of
New York, NY                                                           the Institutional Funds (since December 1997) and the
                                                                       Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford
                                                                       Chance LLP).

                                                          TERM OF
                                         POSITION(S)     OFFICE AND
      NAME, AGE AND ADDRESS OF            HELD WITH      LENGTH OF
         EXECUTIVE OFFICER               REGISTRANT      TIME SERVED*         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-------------------------------------- --------------- --------------- -----------------------------------------------------------
Francis Smith (38)                     Treasurer and   Treasurer since Executive Director of the Investment Manager and Morgan
c/o Morgan Stanley Trust               Chief Financial July 2003 and   Stanley Services (since December 2001); previously Vice
Harborside Financial Center,           Officer         Chief Financial President of the Retail Funds (September 2002-July 2003);
Plaza Two,                                             Officer since   previously Vice President of the Investment Manager and
Jersey City, NJ                                        September 2002  Morgan Stanley Services (August 2000-November 2001) and
                                                                       Senior Manager at PricewaterhouseCoopers LLP (January
                                                                       1998-August 2000).

Thomas F. Caloia (57)                  Vice President  Since July 2003 Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                                               Treasurer of the Investment Manager, the Distributor and
Harborside Financial Center,                                           Morgan Stanley Services; previously Treasurer of the Retail
Plaza Two,                                                             Funds (April 1989-July 2003); formerly First Vice President
Jersey City, NJ                                                        of the Investment Manager, the Distributor and Morgan
                                                                       Stanley Services.

Mary E. Mullin (36)                    Secretary       Since July 2003 Vice President of Morgan Stanley & Co. Incorporated and
1221 Avenue of the Americas                                            Morgan Stanley Investment Management Inc.; Secretary of the
New York, NY                                                           Institutional Funds (since June 1999) and the Retail Funds
                                                                       (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps,
                                                                       Slate, Meagher & Flom LLP.

----------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT and GENERAL COUNSEL

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2003 Morgan Stanley

[MORGAN STANLEY LOGO]

                                                     38557RPT-12363J03-ANP-10/03

[MORGAN STANLEY FUNDS LOGO]


MORGAN STANLEY QUALITY INCOME TRUST


ANNUAL REPORT
AUGUST 31, 2003


[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto

(d) The Fund has granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.


Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 4 - 8  are not applicable


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Quality Income Trust
Ronald E. Robison
Principal Executive Officer
October 20, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
October 20, 2003

Francis Smith
Principal Financial Officer
October 20, 2003